SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Reconciliation of net income (loss) per common share (Details) - USD ($)	3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Net income (loss)	$ (646,092)		$ 304,331	$ 156,857	$ 163,259	$ 722,115	$ (166,644)
Accretion of carrying value to redemption value				(1,792,959)		(1,084,374)	(3,350,220)
Excise taxes on stock redemption		$ (930,108)
Net loss including accretion of temporary equity to redemption value and excise taxes on stock redemption	$ (835,024)		$ (65,051)	$ (2,566,210)	$ (279,106)	$ (362,259)	$ (3,516,864)